Leases (Tables)	12 Months Ended
Dec. 31, 2020
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Movement in right-of-use assets and lease liabilities
The movements in 2020 and 2019 were as follows:

Right-of-use assets	Land and buildings1 £m	Plant and machinery £m	Total £m
1 January 2019	1,862.5	32.6	1,895.1
Additions	348.1	16.5	364.6
Transfers to net investment in subleases 2	(37.6)	–	(37.6)
Disposals	(31.0)	(0.6)	(31.6)
Depreciation of right-of-use assets	(301.5)	(16.4)	(317.9)
Transfer to disposal group classified as held for sale	(134.4)	(3.7)	(138.1)
31 December 2019	1,706.1	28.4	1,734.5
Additions	233.0	35.0	268.0
Disposals	(40.5)	(1.9)	(42.4)
Depreciation of right-of-use assets	(312.1)	(19.8)	(331.9)
Impairment charges included in restructuring costs	(117.0)	–	(117.0)
Other write-downs	(8.1)	–	(8.1)
Exchange adjustments	0.4	1.0	1.4
31 December 2020	1,461.8	42.7	1,504.5

Lease liabilities	Land and buildings £m	Plant and machinery £m	Total £m
1 January 2019	2,294.4	31.8	2,326.2
Additions	325.9	12.3	338.2
Interest expense related to lease liabilities (net)	101.5	1.2	102.7
Disposals	(27.5)	(0.2)	(27.7)
Repayment of lease liabilities (including interest)	(326.2)	(14.9)	(341.1)
Transfer to disposal group classified as held for sale	(144.7)	(3.9)	(148.6)
31 December 2019	2,223.4	26.3	2,249.7
Additions	226.9	37.1	264.0
Interest expense related to lease liabilities (net)	96.8	1.7	98.5
Disposals	(49.4)	(1.7)	(51.1)
Repayment of lease liabilities (including interest)	(379.1)	(19.5)	(398.6)
Exchange adjustments	(6.8)	0.6	(6.2)
31 December 2020	2,111.8	44.5	2,156.3

Summary of Lease Expense charged to operating profit and amounts charged to finance costs
The following table shows the breakdown of the lease expense between amounts charged to operating profit and amounts charged to finance costs:

Continuing operations	2020 £m	2019 £m
Depreciation of right-of-use assets:
Land and buildings	(312.1)	(286.5)
Plant and machinery	(19.8)	(15.1)
Impairment charges	(125.1)	–
Short-term lease expense	(36.7)	(83.8)
Low-value lease expense	(2.3)	(2.9)
Variable lease expense	(65.4)	(74.2)
Sublease income	25.3	17.5
Charge to operating profit	(536.1)	(445.0)
Interest expense related to lease liabilities	(101.0)	(99.7)
Charge to profit before taxation for leases	(637.1)	(544.7)

Disclosure of Maturity of lease liabilities
The maturity of lease liabilities at 31
 December 2020
were as follows:

	2020 £m	2019 £m
Within one year	412.3	385.9
Between one and two years	357.7	384.0
Between two and three years	309.0	335.4
Between three and four years	255.3	283.0
Between four and five years	209.9	220.5
Over five years	1,238.9	1,393.7
	2,783.1	3,002.5
Effect of discounting	(626.8)	(752.8)
Lease liability at end of year	2,156.3	2,249.7
Short-term lease liability	323.8	302.2
Long-term lease liability	1,832.5	1,947.5